Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017
Changes in benefit obligation:
Benefit obligation at beginning of year	$267,141	$235,246
Benefit obligation related to acquired companies	378,055	—
Service cost	8,391	7,655
Interest cost	9,631	9,108
Exchange rate differences	43	1,551
Actuarial losses (gain)	(20,337)	19,794
Benefits paid	(7,560)	(6,213)
Effect of curtailment	(6,940)	—
Benefit obligation at end of year	$628,424	$267,141
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	167,961	140,240
Actual return on Plans’ assets (net of expenses)	(11,121)	23,343
Employer contribution	15,002	10,591
Benefits paid	(7,560)	(6,213)
Fair value of Plans’ assets at end of year	$164,282	$167,961
Accrued benefit cost, end of year:
Funded status	(464,142)	(99,180)
Unrecognized net actuarial loss	60,141	71,385
Unrecognized prior service cost	24	141
	$(403,977)	$(27,654)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(6,040)	(1,580)
Accrued benefit liability, non-current	(458,102)	(97,600)
Accumulated other comprehensive income, pre-tax	60,165	71,526
Net amount recognized	$(403,977)	$(27,654)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2018	2017	2016
Components of the Plans’ net periodic pension cost:
Service cost	$8,391	$7,655	$7,768
Interest cost	9,631	9,108	8,929
Expected return on Plans’ assets	(12,080)	(10,203)	(9,057)
Amortization of prior service cost	64	64	65
Amortization of net actuarial loss	5,884	6,161	5,765
Total net periodic benefit cost	$11,890	$12,785	$13,470
Additional information
Accumulated benefit obligation	$628,017	$259,242	$227,799

Weighted Average Assumptions

	December 31,
	2018	2017
Weighted average assumptions:
Discount rate as of December 31	3.1%	3.4%
Expected long-term rate of return on Plans’ assets	7.1%	7.1%
Rate of compensation increase	3.0%	2.4%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2018	2017
Asset Category:
Equity Securities	61.3%	66.8%
Debt Securities	38.2%	31.9%
Other	0.5%	1.3%
Total	100.0%	100.0%

Target Asset Allocation For The Plan	The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2018	2017
Asset Category:
Equity Securities	63.0%	65.0%
Debt Securities	36.0%	35.0%
Other	1.0%	—%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category	The fair value of the asset values by category at December 31, 2018 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$83	$83	$—	$—
Cash Equivalents:
Money Market Funds (a)	652	652	—	—
Fixed Income Securities:
Mutual Funds (b)	62,765	62,765	—	—
Equity Securities:
International Companies (c)	4,424	4,424	—	—
Mutual Funds (d)	96,358	96,358	—	—
Total	$164,282	$164,282	$—	$—

a.	This category includes highly liquid daily traded cash-like vehicles.

b.	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

c.	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
d.
This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.
Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2018 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$14	$(12)
Benefit obligation	$94	$(85)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,641	$2,053
Service cost	71	64
Interest cost	50	67
Actuarial (gain) loss	(353)	(439)
Employee contribution	19	36
Benefits paid	(69)	(140)
Benefit obligation at end of period	$1,359	$1,641
Change in Plan Assets:
Employer contribution	$50	$104
Employee contribution	19	36
Benefits paid	(69)	(140)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31,
	2018	2017
Accrued benefit cost, end of period:
Funded status	$(1,359)	$(1,641)
Unrecognized net actuarial (gain) loss	(1,610)	(1,420)
Accrued benefit cost, end of period	$(2,969)	$(3,061)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(112)	$(111)
Accrued benefit liability, non-current	(1,247)	(1,531)
Accumulated other comprehensive gain, pretax	(1,610)	(1,419)
Net amount recognized	$(2,969)	$(3,061)

Components of net periodic pension cost (for period):
Service cost	$71	$64
Interest cost	50	67
Amortization of net actuarial gain	(164)	(128)
Total net periodic benefit cost	$(43)	$3

Assumptions as of end of period:
Discount rate	3.91%	3.17%
Health care cost trend rate assumed for next year	5.40%	5.50%
Ultimate health care cost trend rate	3.84%	3.84%